united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801____________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1. Reports to Stockholders.

(a)

Class A Shares (BHTAX)

Semi-Annual Report

June 30, 2023

1-877-760-0005

WWW.BH-ADV.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beech Hill Total Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

Average Annual Total Return through June 30, 2023*, as compared to its benchmark:

					Since Inception****
	Six Month	1 Year	5 Year	10 Year	(Annualized)
Beech Hill Total Return Fund Class A	16.06%	21.47%	6.52%	6.80%	5.75%
Beech Hill Total Return Fund Class A with load	11.38%	16.63%	5.66%	6.36%	5.40%
S&P 500 Total Return Index **	16.89%	19.59%	12.31%	12.86%	12.66%
Bloomberg U.S. Aggregate Bond Index ***	2.09%	-0.94%	0.77%	1.52%	1.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.00%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to reduce its fees and to reimburse expenses at least until April 30, 2024. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees is 2.63% for Class A shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.75%. The Fund’s total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Fund’s advisor)) will not exceed 1.75% of average daily net assets attributable to Class A, per the most recent prospectus. Purchases of $1 million or more of Class A shares may be subject to a contingent deferred sales charge of up to 0.50% on shares redeemed within the first 18 months after Purchase. Redemptions of Class A shares held less than 30 days are subject to a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-760-0005.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	Inception date is January 24, 2011.

Beech Hill Total Return Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2023

Holdings by Industry as of June 30, 2023	% of Net Assets
Common Stocks:
Internet Media & Services	10.6%
Semiconductors	10.1%
Biotech & Pharma	7.5%
Technology Hardware	5.8%
Medical Equipment & Decvices	5.5%
Leisure Facilities & Services	5.1%
Software	4.4%
Retail - Discretionary	4.0%
Corporate Bonds:
Banking	3.4%
Diversified Industrials	3.4%
Other Investments	31.8%
Other Assets in Excess of Liabilities	8.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 85.3%
	BANKING - 2.2%
2,715	JPMorgan Chase & Company	$394,870

	BEVERAGES - 2.0%
6,000	Coca-Cola Company (The)	361,320

	BIOTECH & PHARMA - 7.5%
2,500	AbbVie, Inc.	336,825
2,580	Johnson & Johnson	427,041
2,650	Merck & Company, Inc.	305,783
7,000	Pfizer, Inc.	256,760
		1,326,409
	DATA CENTER REIT - 2.5%
3,820	Digital Realty Trust, Inc.	434,983

	DIVERSIFIED INDUSTRIALS - 2.5%
2,245	Eaton Corp plc	451,469

	E-COMMERCE DISCRETIONARY - 2.9%
4,000	Amazon.com, Inc.(a)	521,440

	ENTERTAINMENT CONTENT - 2.2%
4,285	Walt Disney Company (The)(a)	382,565

	FOOD - 1.6%
7,975	Kraft Heinz Company (The)	283,113

	GAMING REIT - 2.1%
12,000	VICI Properties, Inc.	377,160

	HEALTH CARE FACILITIES & SERVICES - 1.3%
505	Humana, Inc.	225,801

See accompanying notes to financial statements.

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 85.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
2,000	Procter & Gamble Company (The)	$303,480

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
1,280	Chart Industries, Inc.(a)	204,531

	INFRASTRUCTURE REIT - 1.6%
1,500	American Tower Corporation	290,910

	INTERNET MEDIA & SERVICES - 10.6%
4,000	Alphabet, Inc., Class A(a)	478,800
2,585	Expedia Group, Inc.(a)	282,773
1,750	Meta Platforms, Inc., Class A(a)(b)	502,215
715	Netflix, Inc.(a)	314,950
7,000	Uber Technologies, Inc.(a)	302,190
		1,880,928

	LEISURE FACILITIES & SERVICES - 5.1%
970	McDonald’s Corporation	289,458
6,150	Starbucks Corporation	609,219
		898,677

	MEDICAL EQUIPMENT & DEVICES - 5.5%
580	Align Technology, Inc.(a)	205,111
3,685	Exact Sciences Corporation(a)	346,021
500	Illumina, Inc.(a)	93,745
3,770	Medtronic PLC	332,137
		977,014

	RENEWABLE ENERGY - 2.4%
2,270	First Solar, Inc.(a)	431,504

	RETAIL - CONSUMER STAPLES - 1.7%
1,955	Walmart, Inc.	307,287

	RETAIL - DISCRETIONARY - 4.0%
1,190	Home Depot, Inc. (The)	369,662

See accompanying notes to financial statements.

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares					Fair Value
	COMMON STOCKS — 85.3% (Continued)
	RETAIL - DISCRETIONARY - 4.0% (Continued)
4,000	TJX Companies, Inc. (The)				$339,160
					708,822
	SEMICONDUCTORS - 10.1%
3,750	Applied Materials, Inc.(b)				542,025
1,100	Broadcom, Inc.(b)				954,173
2,445	QUALCOMM, Inc.				291,053
					1,787,251
	SOFTWARE - 4.4%
1,350	Microsoft Corporation				459,729
1,480	Salesforce, Inc.(a)				312,665
					772,394
	TECHNOLOGY HARDWARE - 5.8%
3,510	Apple, Inc.				680,835
9,750	Corning, Inc.				341,640
					1,022,475
	TECHNOLOGY SERVICES - 2.4%
3,500	PayPal Holdings, Inc.(a)				233,555
800	Visa, Inc., Class A				189,984
					423,539
	TRANSPORTATION EQUIPMENT - 2.0%
1,410	Cummins, Inc.				345,676

	TOTAL COMMON STOCKS (Cost $10,476,231)				15,113,618

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.8%
	BANKING — 3.4%
600,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.320%	6.3610	04/26/26	604,321

See accompanying notes to financial statements.

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.8% (Continued)
	DIVERSIFIED INDUSTRIALS — 3.4%
600,000	General Electric Company MTN(c)	US0003M + 0.380%	5.7060	05/05/26	$599,820

	TOTAL CORPORATE BONDS (Cost $1,197,945)				1,204,141

	TOTAL INVESTMENTS - 92.1% (Cost $11,674,176)				$16,317,759
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $69,792)				(73,330)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%				1,481,001
	NET ASSETS - 100.0%				$17,725,430

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN - (0.4)%
30	Applied Materials, Inc.	PER	08/18/2023	$145	$433,620	$21,930
10	Broadcom, Inc.	PER	08/18/2023	890	867,430	26,500
15	Meta Platforms, Inc.	PER	08/18/2023	290	430,470	24,900
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $69,792)					73,330

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $69,792)					$73,330

PER	- Pershing

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or part of these securities were held as collateral for call options written as of June 30, 2023. Total collateral for call options is $1,731,520 in securities and $163,172 in cash.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Beech Hill Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

ASSETS
Investment securities:
At cost	$11,674,176
At value	$16,317,759
Cash	1,327,654
Cash at broker	163,172
Dividends and interest receivable	29,713
Prepaid expenses	417
TOTAL ASSETS	17,838,715

LIABILITIES
Options written, at fair value (premium received $69,792)	73,330
Distribution (12b-1) fees payable	3,571
Payable to related parties	1,677
Payable to Advisor	15,114
Accrued expenses	19,593
TOTAL LIABILITIES	113,285
NET ASSETS	$17,725,430

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$13,213,453
Accumulated Earnings	4,511,977
NET ASSETS	$17,725,430

Net Asset Value Per Share:
Class A Shares:
Net Assets	$17,725,430
Shares of beneficial interest outstanding	1,211,090
Net asset value and redemption price per share
(Net Assets ÷ Shares Outstanding) (a)(b)	$14.64
Maximum offering price per share
(net asset value plus maximum sales charge of 4.00%) (c)	$15.25

(a)	For certain Class A purchases of $1 million or more, a 0.50% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments $250,000 or more, the offering price is reduced.

See accompanying notes which are an integral part of these financial statements.

Beech Hill Total Return Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME
Dividends	$130,213
Interest	15,932
TOTAL INVESTMENT INCOME	146,145

EXPENSES
Investment advisory fees	80,973
Distribution (12b-1) fees:
Class A	20,243
Administrative services fees	25,818
Accounting services fees	12,793
Compliance officer fees	12,000
Transfer agent fees	11,901
Legal fees	9,421
Audit fees	8,281
Trustees’ fees and expenses	7,488
Registration fees	5,973
Printing and postage expenses	5,951
Custodian fees	3,720
Insurance expense	1,448
Third party administrative servicing fees	669
Other expenses	1,472
TOTAL EXPENSES	208,151
Less: Fees waived by the Advisor	(66,330)
NET EXPENSES	141,821
NET INVESTMENT INCOME	4,324

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	233,500
Options Written	93,328
326,828
Net change in unrealized appreciation (depreciation) on:
Investments	2,116,979
Option Written	(3,538)
2,113,441
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,440,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,444,593

See accompanying notes which are an integral part of these financial statements.

Beech Hill Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
	2023	2022
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$4,324	$(24,898)
Net realized gain (loss) from investments	233,500	(365,177)
Net realized gain on options written	93,328	—
Net change in unrealized appreciation (depreciation) on investments	2,113,441	(3,330,526)
Net increase (decrease) in net assets resulting from operations	2,444,593	(3,720,601)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(3,600)
From distributable earnings
Class A	(7,506)	(4,469)
Total distributions to shareholders	(7,506)	(8,069)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	604,500	1,180,643
Net asset value of shares issued in reinvestment of distributions:
Class A	7,463	8,023
Redemption fee proceeds:
Class A	—	204
Payments for shares redeemed:
Class A	(416,762)	(796,803)
Net increase in net assets from shares of beneficial interest	195,201	392,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,632,288	(3,336,603)

NET ASSETS
Beginning of Year/Period	15,093,142	18,429,745
End of Year/Period	$17,725,430	$15,093,142

SHARE ACTIVITY
Class A:
Shares Sold	45,368	83,581
Shares Reinvested	515	666
Shares Redeemed	(31,170)	(62,547)
Net increase in shares of beneficial interest outstanding	14,713	21,700

See accompanying notes which are an integral part of these financial statements.

Beech Hill Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.62		$15.69	$14.26	$13.09	$11.34	$12.90
Activity from investment operations:
Net investment income (loss) (1)	0.00	(5)	(0.02)	0.01	0.09	0.12	0.11
Net realized and unrealized gain (loss) on investments	2.03		(3.04)	2.69	1.54	2.25	(1.44)
Total from investment operations	2.03		(3.06)	2.70	1.63	2.37	(1.33)
Less distributions from:
Net investment income	(0.01)		(0.01)	(0.01)	(0.08)	(0.10)	(0.03)
Return of Capital	—		(0.00)	(5)	—	—	—
Net realized gain	—		—	(1.26)	(0.38)	(0.52)	(0.20)
Total distributions	(0.01)		(0.01)	(1.27)	(0.46)	(0.62)	(0.23)
Paid-in-Capital From Redemption Fees (1)	—		0.00 (5)	0.00 (5)	—	—	—
Net asset value, end of period	$14.64		$12.62	$15.69	$14.26	$13.09	$11.34
Total return (2)	16.06	% (6)	(19.52)%	19.09%	12.63%	21.11%	(10.38)%
Net assets, at end of period (000s)	$17,725		$15,093	$18,430	$15,274	$7,994	$7,587
Ratio of gross expenses to average net assets (3)(4)	2.57	% (7)	2.63%	2.57%	2.71%	2.68%	2.65%
Ratio of net expenses to average net assets (4)	1.75	% (7)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (4)(6)	0.05	% (7)	(0.15)%	0.05%	0.71%	0.99%	0.89%
Portfolio Turnover Rate	4	% (6)	25%	29%	62%	48%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes which are an integral part of these financial statements.

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The Beech Hill Total Return Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total return from income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.00%. Load-waived purchases of Class A shares may be subject to a contingent deferred sales charge of up to 0.50% on shares redeemed within 18 months of purchase. Redemptions of Class A shares may be subject to a redemption fee of 1.00% if held less than 30 days.

Effective January 30, 2020, remaining Class C shares of Beech Hill Total Return Fund were converted into Class A shares. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses were allocated proportionately each day based upon the relative net assets of each class prior to conversion.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and -ask prices on the valuation date. The independent pricing service- does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,113,618	$—	$—	$15,113,618
Corporate Bonds	—	1,204,141	—	1,204,141
Total	$15,113,618	$1,204,141	$—	$16,317,759

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$73,330	$—	$—	$73,330
Total	$73,330	$—	$—	$73,330

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The Fund did not hold any Level 3 securities during the period.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended June 30, 2023 the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2023 for the Fund.

			Net Amounts of Assets
	Gross Amounts of	Gross Amounts Offset	Presented in the
	Recognized Asset &	in the Statement of	Statement of Assets &		Pledged Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Financial Instruments *	Received	Net Amount
Liabilities:
Options written	$(73,330)	$—	$(73,330)	$73,330	$—	$—
Total	$(73,330)	$—	$(73,330)	$73,330	$—	$—

*	The amount is limited to the derivative liability balance and, accordingly, does not include excess in collateral pledged.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of June 30, 2023 as disclosed in the Schedule of Investments and the amounts of realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location and primary risk exposure of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2023:

	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Call Options Written - Equity Risk	Options written, at fair value	$73,330

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of June 30, 2023:

Derivative Investment Type	Location of Derivatives
Options Written	Net realized gain from options written/Net change in unrealized depreciation on options written

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The following is a summary of the Fund’s realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2023:

Realized gain (loss) on derivatives recognized in the Statements of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	June 30, 2023
Options Written	$93,328	$93,328

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	June 30, 2023
Options Written	$(3,538)	$(3,538)

The notional value of the derivative instruments outstanding as of June 30, 2023, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Portfolio.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022 or expected to be taken in the Fund’s December 31, 2023 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund may make significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $627,567 and $971,936, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beech Hill Advisors, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Advisor earned $80,793 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses) borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses do not exceed 1.75% per annum of the Fund’s average daily net assets for Class A shares (the “expense limitation”). For the six months ended June 30, 2023 the Advisor waived fees in the amount of $66,330 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A shares subsequently exceed the expense limitation the reimbursements shall be suspended. As of December 31, 2022, fee waivers and expense reimbursements subject to total recapture by the Advisor was $131,686 by December 31, 2023, $136,255 by December 31, 2024 and $142,291 by December 31, 2025.

The Advisor may seek reimbursement only for total expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended June 30, 2023, Beech Hill Securities, Inc., a registered broker/dealer and an affiliate of the Fund, executed trades on behalf of the Fund. Beech Hill Advisors, Inc. received $503 in brokerage commissions, with respect to trades executed on behalf of the Fund.

The Trust has adopted the Trust’s Master Distribution Plan and Agreement (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s Class A. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Class A shares incurred $20,243 of said 12b-1 fees, for the six months ended June 30, 2023.

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended June 30, 2023 the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended June 30, 2023 the Fund received $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost of investment securities for financial reporting purposes. Aggregate cost for federal tax purposes is $11,605,250 for the Fund and differs from market value by net unrealized appreciation (depreciation) consisting of:

Gross unrealized appreciation:	$4,847,741
Gross unrealized depreciation:	(208,562)
Net unrealized appreciation:	$4,639,179

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The tax character of Fund distributions paid for the years ended December 31, 2022, and December 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021
Ordinary Income	$4,469	$517,054
Long-Term Capital Gain	—	868,824
Return of Capital	3,600	—
	$8,069	$1,385,878

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$—	$—	$(335,315)	$(115,533)	$—	$2,525,738	$2,074,890

The difference between book basis and tax basis undistributed net investment income, accumulated net realized (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $335,315.

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$115,533	$—	$115,533	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2022, as follows:

Paid
In	Distributable
Capital	Earnings
$(24,898)	$24,898

Beech Hill Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, Pershing LLC held 99.65% of the voting securities and may be deemed to control the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beech Hill Total Return Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2023, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Beech Hill Total Return Fund
Change in Independent Registered Public Accountant (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 13, 2023, BBD, LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Beech Hill Total Return Fund. The Fund, a series of Northern Lights Fund Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended December 31, 2021, and December 31, 2022, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 6, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 13, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Beech Hill Total Return Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the Beech Hill Total Return Fund, you incur two types of costs: (1) transaction costs, including (a) redemption fees on redemptions made within 30 days of purchase and (b) sales charges (loads) on purchases of, or contingent deferred sales charges on certain redemptions of, Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Beech Hill Total Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” column in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provide information about hypothetical account values and hypothetical expenses based on the Beech Hill Total Return Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)
		Beginning		Expenses		Expenses
	Annualized	Account	Ending	Paid	Ending	Paid
	Expense	Value	Account Value	During	Account Value	During
	Ratio	1/1/23	6/30/23	Period*	1/1/23	Period*

Beech Hill Total Return Fund Class A	1.75%	$1,000.00	$1,160.60	$ 9.37	$1,016.12	$8.75

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-877-760-0005 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Beech Hill Advisors, Inc.
880 Third Ave., 16th Floor
New York, NY 10022

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BHTR- SAR23

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/2023

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/2023